Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenue	$ 63,052		$ 135,975
Operating expenses:
Exploration expense	8,054	199,637	132,871	225,052	251,743	28,669
General and administrative expenses	1,321,961	1,171,256	3,744,914	2,215,775	3,311,886	768,379
Stock-based compensation expense	238,322	785,962	1,150,852	896,947	1,044,261	6,202
Accretion expense	695	695	2,084	2,084	2,778	2,778
Total operating expenses	1,569,032	2,157,550	5,030,721	3,339,858	4,610,668	806,028
Loss from operations	(1,505,980)	(2,157,550)	(4,894,746)	(3,339,858)	(4,610,668)	(806,028)
Other expenses:
Interest expense	668,381		1,810,370	746,930	791,811	1,661,981
Settlement fees		13,051	10,500	13,051
Penalty fees						1,322,933
Loss on settlement					13,051
Loss on note conversion			1,196,306	1,125,000	1,125,000
Licenses and fees	4,210		14,632		3,896	9,450
Total other expenses	672,591	13,051	3,031,808	1,884,981	1,933,758	2,994,364
Loss before income taxes	(2,178,571)	(2,170,601)	(7,926,554)	(5,224,839)	(6,544,426)	(3,800,392)
Provision for income taxes
Net loss	$ (2,178,571)	$ (2,170,601)	$ (7,926,554)	$ (5,224,839)	$ (6,544,426)	$ (3,800,392)
Basic and Diluted Net Loss per Common Share
Basic	$ (0.87)	$ (1.63)	$ (3.84)	$ (5.04)	$ (5.67)	$ (5.14)
Diluted	$ (0.87)	$ (1.63)	$ (3.84)	$ (5.04)	$ (5.67)	$ (5.14)
Weighted Average Number of Common Shares Outstanding
Basic	2,516,419	1,327,839	2,061,704	1,037,442	1,153,988	739,889
Diluted	2,516,419	1,327,839	2,061,704	1,037,442	1,153,988	739,889